Interest and Other Income (Expense) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Components of Interest and Other Income [Abstract]
Interest income					$ 49	$ 158
Interest expense					(68)
Increase (decrease) in fair value of warrant assets					(130)
Decrease (increase) in fair value of warrant liability					(60)
Interest and other income (expense), net	$ (2)	$ 15	$ (36)	$ 38	$ (209)	$ 158